Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transaction [Line Items]
Schedule of Accounts Receivable Related Party and Allowance for Credit Loss

Movement of the allowance for accounts receivable were as follows:

	December 31, 2022	December 31, 2023	December 31, 2023
	SGD	SGD	USD
Beginning balance	6,170	6,170	4,566
Addition	-	2,750	2,035
Write-off		(2,750)	(2,035)
Ending balance	6,170	6,170	4,566

Schedule of Due to Related Parties and Related Party Transactions

As of December 31, 2022 and 2023, the balances of amount due to related parties were as follows:

	2022	2023	2023
	SGD	SGD	USD
Due to related parties
Kelvin Ang	150,426	83,388	61,707
Total	150,426	83,388	61,707

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

d.	Related party transactions

	2022	2023	2023
	SGD	SGD	USD
Fine Build-Ninefold Group Construction Company (Private) Limited
Supply construction material	25,633	-	-
54 Pandan Road Pte Ltd
Rental of warehouse	30,000	-	-
Fastfixs Systems Pte Ltd
Consultation fee	-	138,000	102,120
Supply of labors		43,004	31,823

Related Party [Member]
Related Party Transaction [Line Items]
Schedule of Accounts Receivable Related Party and Allowance for Credit Loss

As of December 31, 2022 and 2023, the balances of Accounts receivable – related party were as follows:

		2022	2023	2023
		SGD	SGD	USD
Accounts receivable – related party
Fine Build-Ninefold Group Construction Company (Private) Limited	(1)	990,941	971,780	719,117
Allowance for credit loss	(1)	(990,941)	(971,780)	(719,117)
Total		-	-	-

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

Movement of the allowance for credit loss were as follows:

	2022	2023	2023
	SGD	SGD	USD
Beginning balance	970,573	990,941	733,296
Addition	20,368	-	-
Exchange rate effect	-	(19,161)	(14,179)
Ending balance	990,941	971,780	719,117

Schedule of Other Receivable Related Party Allowance for Credit Loss

As of December 31, 2022 and 2023, the balances of other receivables-related parties were as follows:

		2022	2023	2023
		SGD	SGD	USD
Other receivables – related parties
Fine Build-Ninefold Group Construction Company (Private) Limited	(3)	586,542	575,200	425,648
Allowance for credit loss	(3)	(586,542)	(575,200)	(425,648)
54 Pandan Road Pte Ltd	(2)	-	212,794	157,468
Ang Poh Hwee	(4)	-	30,000	22,200
Total		-	242,794	179,668

Movement of the allowance for credit loss were as follows:

	2022	2023	2023
	SGD	SGD	USD
Beginning balance	589,638	586,542	434,041
Exchange rate effect	(3,096)	(11,342)	(8,393)
Ending balance	586,542	575,200	425,648

(1)	Supply construction material to the Joint Venture company. The Company may not be able to collect amounts due under COVID-19’s negative impact to the joint venture’s operation and financial condition, and the Company reserved 100% allowance for credit loss.
(2)	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10 ,2023, provided the loan of SGD2 million, with no interest. As of the date of this report, the Company has collected back all the loan from 54 Pandan Road Pte Ltd.
(3)	Management service provided to the Joint Venture company.
(4)	The Company paid on behalf the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.